Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses	Accounts receivable and allowance for credit losses consisted of the following
	As of December 31,
	2023	2022
	US$	US$

Accounts receivables	4,150,433	6,878,035
Allowances for credit losses	(312,000)	(608,188)
	3,838,433	6,269,847

Schedule of Table Presents the Activity in the Allowance for Credit Losses	The following table presents the activity in the allowance for credit losses for the years ended December 31, 2023, and 2022
	As of December 31,
	2023	2022
	US$	US$

Opening balance	608,188	-
Credit loss expense	-	608,188
Written-off	(296,188)	-
Closing balance	312,000	608,188